Goldrich Mining Company (An Exploration Stage Company) Consolidated Statements of Operations (March 31, 2012 and March 31, 2011 Unaudited) (USD $)	3 Months Ended		12 Months Ended		636 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2012
Income earned during the exploration stage:
Gold sales and other				$ 1,904,124	$ 2,542,079
Costs of gold sales				(1,261,830)	(1,858,843)
Gross profit on gold sales				642,294	683,236
Operating expenses:
Mine preparation costs				1,034,573	1,034,573
Exploration expense	157,743	135,902	2,869,963	211,997	8,449,548
Depreciation, mining and exploration	100,039	137,666	404,044	477,278	1,610,330
Management fees and salaries	62,825	48,655	288,288	562,747	3,289,463
Professional services	43,887	54,790	132,413	161,907	1,958,364
Other general and admin expense	62,381	113,600	236,409	271,333	2,231,384
Office supplies and other expense	1,990	6,301	18,924	17,514	390,251
Directors' fees	6,400	15,200	25,900	13,100	776,675
Mineral property maintenance	11,894	8,411	38,351	32,728	189,863
Reclamation and miscellaneous	31	813	7,662	1,225	129,021
Loss on partnership venture					53,402
Equipment repairs					25,170
Loss (gain) on disposal of mining properties and equipment		(1,991)	(1,991)		195,290
Total operating expenses	447,190	519,347	4,019,963	2,784,402	20,333,334
Other (income) expense:
Gain on legal judgment				(127,387)	(127,387)
Royalties, net					(398,752)
Lease and rental income					(99,330)
Interest income	(31)	(133)	(2,626)	(4,691)	(286,605)
Interest expense and finance costs	2,744	49,259	147,347	366,607	1,411,525
Loss on settlement of debt		1,623,489	1,946,684		1,946,684
Loss (gain) on foreign currency translation	(605)	(4,510)	(3,333)	(495)	73,473
Total other (income) expense	2,108	1,668,105	2,088,072	234,034	2,519,608
Net loss	449,297	2,187,452	6,108,035	2,376,142	22,169,706
Preferred dividends	4,448	10,458	17,142	21,885
Net loss available to common stockholders	$ 453,745	$ 2,197,910	$ 6,125,177	$ 2,398,027
Net loss per common share - basic and diluted	$ 0.00	$ 0.04	$ 0.08	$ 0.05
Weighted average common shares outstanding-basic and diluted	93,141,855	61,866,415	77,627,617	47,329,149